RETIREMENT AND DEFERRED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Changes in Benefit Obligation, Fair Value of Plan Assets and Funded Status of Pension and Postretirement Benefit Plans

The following tables set forth the benefit obligation, fair value of plan assets and funded status as of December 31, 2013, 2012, and 2011, and the underlying weighted average actuarial assumptions used for the U.K. Pension Plan and U.S. postretirement benefit plan. Apache uses a measurement date of December 31 for its pension and postretirement benefit plans.

	2013		2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	$177	$35	$150	$30	$136	$29
Service cost	5	4	5	4	5	3
Interest cost	7	1	7	1	7	1
Foreign currency exchange rate changes	4	—	7	—	(1)	—
Actuarial losses (gains)	—	(8)	14	1	6	(2)
Effect of curtailment and settlements	—	(3)	—	—	—	—
Benefits paid	(4)	(2)	(6)	(1)	(3)	(1)
Retiree contributions	—	1	—	—	—	—

Projected benefit obligation at end of year	189	28	177	35	150	30

Change in Plan Assets
Fair value of plan assets at beginning of year	170	—	145	—	135	—
Actual return on plan assets	15	—	14	—	4	—
Foreign currency exchange rates	4	—	6	—	(1)	—
Employer contributions	6	1	11	1	10	1
Benefits paid	(4)	(2)	(6)	(1)	(3)	(1)
Retiree contributions	—	1	—	—	—	—

Fair value of plan assets at end of year	191	—	170	—	145	—

Funded status at end of year	$2	$(28)	$(7)	$(35)	$(5)	$(30)

Amounts recognized in Consolidated Balance Sheet
Current liability	—	(1)	—	(1)	—	(1)
Non-current asset (liability)	2	(27)	(7)	(34)	(5)	(29)

	$2	$(28)	$(7)	$(35)	$(5)	$(30)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	(22)	1	(32)	(7)	(25)	(6)

	$(22)	$1	$(32)	$(7)	$(25)	$(6)

Weighted Average Assumptions used as of December 31
Discount rate	4.60%	4.33%	4.30%	3.43%	4.70%	4.04%
Salary increases	4.90%	N/A	4.60%	N/A	4.60%	N/A
Expected return on assets	5.60%	N/A	4.70%	N/A	4.85%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.25%	N/A	7.50%
Ultimate in 2022	N/A	5.00%	N/A	5.00%	N/A	5.00%

Allocations for Plan Asset Holding and Target Allocation for Company's Plan Asset

A breakout of previous allocations for plan asset holdings and the target allocation for the Company’s plan assets are summarized below:

	Target Allocation	Percentage of Plan Assets at Year-End
	2013	2013	2012
Asset Category
Equity securities:
U.K. quoted equities	17%	18%	16%
Overseas quoted equities	33%	33%	33%

Total equity securities	50%	51%	49%

Debt securities:
U.K. Government bonds	30%	29%	30%
U.K. corporate bonds	20%	20%	20%

Debt securities	50%	49%	50%

Cash	0%	0%	1%

Total	100%	100%	100%

Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets

The following tables present the fair values of plan assets for each major asset category based on the nature and significant concentration of risks in plan assets at December 31, 2013 and December 31, 2012:

	Fair Value Measurements Using:
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
	(In millions)
December 31, 2013
Equity securities:
U.K. quoted equities(1)	$35	$—	$—	$35
Overseas quoted equities(2)	63	—	—	63

Total equity securities	98	—	—	98

Debt securities:
U.K. Government bonds(3)	54	—	—	54
U.K. corporate bonds(4)	38	—	—	38

Total debt securities	92	—	—	92

Cash	1	—	—	1

Fair value of plan assets	$191	$—	$—	$191

December 31, 2012
Equity securities:
U.K. quoted equities(1)	$28	$—	$—	$28
Overseas quoted equities(2)	56	—	—	56

Total equity securities	84	—	—	84

Debt securities:
U.K. Government bonds(3)	51	—	—	51
U.K. corporate bonds(4)	34	—	—	34

Total debt securities	85	—	—	85

Cash	1	—	—	1

Fair value of plan assets	$170	$—	$—	$170

(1)	This category comprises U.K. equities, which are benchmarked against the FTSE All-Share Index.
(2)	This category includes overseas equities, which comprises 85 percent global equities benchmarked against the MSCI World Index and 15 percent emerging markets benchmarked against the MSCI Emerging Markets Index, both of which have a performance target of 2 percent per annum over the benchmark over a rolling three-year period.
(3)	This category includes U.K. Government bonds: 33 percent benchmarked against iBoxx Sterling Overall Index, with a performance target of 0.75 percent per annum over the benchmark over a rolling three-year period; and 67 percent against the FTSE Actuaries Government Securities Index-Linked Over 5 Years Index.
(4)	This category comprises U.K. corporate bonds: 50 percent benchmarked against the iBoxx Sterling Overall Non Gilt index with a performance target of 0.75 percent per annum over the benchmark over a rolling three-year period; and 50 percent benchmarked against the iBoxx Sterling Overall Non Gilt Index with a performance target of 0.75 percent per annum over the benchmark over a rolling five year period.

Components of Net Periodic Cost and Underlying Weighted Average Actuarial Assumptions Used for Pension and Postretirement Benefit Plans

The following tables set forth the components of the net periodic cost and the underlying weighted average actuarial assumptions used for the pension and postretirement benefit plans as of December 31, 2013, 2012, and 2011:

	2013		2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Component of Net Periodic Benefit Costs
Service cost	$5	$4	$5	$4	$5	$3
Interest cost	7	1	7	1	7	1
Expected return on assets	(8)	—	(7)	—	(8)	—
Amortization of actuarial (gain) loss	2	—	1	—	—	—
Curtailment (gain) loss	—	(3)	—	—	—	—

Net periodic benefit cost	$6	$2	$6	$5	$4	$4

Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	4.30%	3.43%	4.70%	4.04%	5.40%	4.93%
Salary increases	4.60%	N/A	4.60%	N/A	5.00%	N/A
Expected return on assets	4.70%	N/A	4.85%	N/A	6.25%	N/A
Healthcare cost trend
Initial	N/A	7.25%	N/A	7.50%	N/A	8.00%
Ultimate in 2022	N/A	5.00%	N/A	5.00%	N/A	5.00%

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Postretirement Benefits
	1% Increase	1% Decrease
	(In millions)
Effect on service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	6	(4)

Expected Future Benefit Payment

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Postretirement Benefits
	(In millions)
2014	$5	$1
2015	5	1
2016	5	2
2017	5	2
2018	5	2
Years 2019-2023	30	16